Consolidated income statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Net interest income		$ 34,794	$ 32,733	$ 35,796
– interest income	[1],[2]	97,872	108,631	100,868
– interest expense	[3]	(63,078)	(75,898)	(65,072)
Net fee income		13,343	12,301	11,845
– fee income		17,608	16,266	15,616
– fee expense		(4,265)	(3,965)	(3,771)
Net income from financial instruments held for trading or managed on a fair value basis	[4]	19,682	21,116	16,661
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		11,175	5,901	7,887
Insurance finance expense		(11,197)	(5,978)	(7,809)
Insurance service result		1,825	1,310	1,078
– insurance service revenue		3,228	2,752	2,259
– insurance service expense		(1,403)	(1,442)	(1,181)
Gain on acquisition	[5]	0	0	1,591
Losses recognised on sale of business operations6	[6]	(47)	(1,752)	(61)
Other operating income/(expense)	[7],[8]	(1,301)	223	(930)
Total operating income	[9]	68,274	65,854	66,058
Change in expected credit losses and other credit impairment charges		(3,850)	(3,414)	(3,447)
Net operating income		64,424	62,440	62,611
Employee compensation and benefits		(19,553)	(18,465)	(18,220)
General and administrative expenses		(11,959)	(10,498)	(10,383)
Depreciation and impairment of property, plant and equipment and right-of-use assets	[10]	(1,971)	(1,845)	(1,640)
Amortisation and impairment of intangible assets		(2,945)	(2,235)	(1,827)
Total operating expenses		(36,428)	(33,043)	(32,070)
Operating profit		27,996	29,397	30,541
Share of profit in associates and joint ventures		2,911	2,912	2,807
Impairment of interest in associate	[7]	(1,000)	0	(3,000)
Profit before tax		29,907	32,309	30,348
Tax expense		(6,776)	(7,310)	(5,789)
Profit for the year		23,131	24,999	24,559
Attributable to:
– ordinary shareholders of the parent company		21,102	22,917	22,432
– other equity holders		1,183	1,062	1,101
– non-controlling interests		846	1,020	1,026
– profit for the year		$ 23,131	$ 24,999	$ 24,559
Basic earnings per ordinary share (in dollars per share)		$ 1.21	$ 1.25	$ 1.15
Diluted earnings per ordinary share (in dollars per share)		$ 1.20	$ 1.24	$ 1.14

[1]	Includes $83.3bn (2024: $93.4bn; 2023: $88.7bn) of interest recognised on financial assets measured at amortised cost and $14.5bn (2024: $15.3bn; 2023:
$12.1bn) of interest recognised on financial assets measured at fair value through other comprehensive income. In 2024, it also includes a net $0.2bn loss related to the early redemption of legacy securities.

[2]	Interest income is calculated using the effective interest method and comprises interest recognised on financial assets measured at either amortised cost or fair value through other comprehensive income.
[3]	Interest expense includes $60.1bn (2024: $72.6bn; 2023: $62.1bn) of interest on financial instruments, excluding interest on debt instruments issued by HSBC for funding purposes that are designated under the fair value option to reduce an accounting mismatch and on derivatives managed in conjunction with those debt instruments included in interest expense.
[4]	In 2025, the amounts include a $0.1bn (2024: $0.1bn gain) mark-to-market gain on interest rate hedging of the portfolio of retained loans post sale of our retail banking operations in France and a $0.1bn fair value loss on Grupo Financiero Galicia‘s (‘Galicia‘) American Depositary Receipts (‘ADRs‘) received as purchase consideration from the sale of our business in Argentina. In 2024, the amounts include a $0.3bn gain (2023: $0.3bn loss) on the foreign exchange hedging of the proceeds from the sale of our banking business in Canada.

[5]	Gain recognised in respect of the acquisition of SVB UK.
[6]	In 2024, the amount includes a $1.0bn loss on disposal and a $5.2bn loss on the recycling in foreign currency translation reserve losses and other reserves arising on sale of our business in Argentina. This was partly offset by a gain of $4.6bn, inclusive of the recycling of $0.6bn in foreign currency translation reserve losses and $0.4bn of other reserves losses but excluding the $0.3bn gain on the foreign exchange hedging (see footnote 4 above) on the sale of our banking business in Canada. The amount in 2023 primarily reflected losses due to restrictions impacting the recoverability of assets in Russia, partly offset by a gain on sale of our retail banking operations in France.

[7]	In 2025, the amounts include recycling of cumulative fair value losses of $1.5bn relating to the French retained portfolio of home and certain other loans following the completion of its sale to a consortium comprising Rothesay Life plc and CCF and a loss of $1.1bn inclusive of reserves recycling as a result of the dilution of our shareholding in BoCom. We have also recognised a $1.0bn impairment loss following an impairment test on the carrying value of the Group’s investment in BoCom in ‘Impairment of interest in associate’. See Note 18 on pages 345 to 348.

[8]	Includes a loss on net monetary positions of $0.2bn (2024: $1.2bn; 2023: $1.7bn) as a result of applying IAS 29 ‘Financial Reporting in Hyperinflationary Economies’.
[9]	Also referred to as revenue.
[10]	Includes depreciation of the right-of-use assets of $0.7bn (2024: $0.7bn, 2023: $0.7bn).